JPMorgan International Growth ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.1%
Australia — 1.7%
Goodman Group, REIT	40,598	673,893
QBE Insurance Group Ltd.	63,173	650,466
		1,324,359
Belgium — 0.7%
KBC Group NV	8,383	546,837
Brazil — 1.5%
MercadoLibre, Inc. *	279	477,595
NU Holdings Ltd., Class A *	85,874	739,375
		1,216,970
Canada — 5.9%
Alimentation Couche-Tard, Inc.	23,904	1,400,690
Canadian National Railway Co.	13,977	1,733,857
Canadian Pacific Kansas City Ltd.	14,218	1,144,145
Intact Financial Corp.	2,553	399,247
		4,677,939
China — 8.1%
ANTA Sports Products Ltd.	41,200	347,747
Fuyao Glass Industry Group Co. Ltd., Class H (a)	82,400	372,523
JD.com, Inc., ADR	15,788	356,019
NXP Semiconductors NV	4,849	1,021,054
PDD Holdings, Inc., ADR *	4,765	604,536
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,500	429,934
Tencent Holdings Ltd.	73,500	2,551,282
Yum China Holdings, Inc.	19,450	669,195
		6,352,290
Denmark — 3.3%
Novo Nordisk A/S, Class B	22,812	2,607,513
France — 11.4%
Air Liquide SA	9,303	1,740,902
Airbus SE	8,618	1,372,726
Dassault Systemes SE	16,104	834,804
L'Oreal SA	673	322,067
LVMH Moet Hennessy Louis Vuitton SE	2,112	1,757,308
Safran SA	9,186	1,715,107
Vinci SA	9,673	1,221,916
		8,964,830
Germany — 1.9%
Deutsche Boerse AG	3,960	788,593
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,260	536,406
Zalando SE * (a)	9,795	195,573
		1,520,572
India — 0.6%
WNS Holdings Ltd., ADR *	7,250	502,788

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — 2.7%
Bank Central Asia Tbk. PT	1,693,900	1,024,854
Bank Rakyat Indonesia Persero Tbk. PT	1,041,300	375,113
Telkom Indonesia Persero Tbk. PT, ADR	30,134	758,172
		2,158,139
Italy — 1.0%
Ferrari NV	444	154,839
Ryanair Holdings plc, ADR	4,869	650,499
		805,338
Japan — 15.4%
Advantest Corp.	11,000	437,776
Daikin Industries Ltd.	7,300	1,169,696
Hitachi Ltd.	9,300	730,518
Hoya Corp.	10,600	1,346,509
Keyence Corp.	3,700	1,655,372
Otsuka Corp.	17,900	753,193
Rakuten Bank Ltd. *	23,100	360,105
Recruit Holdings Co. Ltd.	30,800	1,216,561
Shimano, Inc.	5,100	732,234
Shin-Etsu Chemical Co. Ltd.	31,300	1,232,037
Sony Group Corp.	15,300	1,500,446
Terumo Corp.	29,200	988,477
		12,122,924
Mexico — 1.8%
Grupo Financiero Banorte SAB de CV, Class O	41,269	419,632
Wal-Mart de Mexico SAB de CV	237,111	979,358
		1,398,990
Netherlands — 6.1%
Adyen NV * (a)	136	170,569
Argenx SE *	1,327	501,118
Argenx SE *	302	113,871
ASML Holding NV	3,855	3,344,552
Wolters Kluwer NV	4,557	671,780
		4,801,890
Singapore — 1.4%
DBS Group Holdings Ltd.	45,000	1,065,839
South Korea — 1.4%
Samsung Electronics Co. Ltd., GDR (a)	829	1,132,885
Spain — 1.6%
Industria de Diseno Textil SA	30,231	1,292,598
Sweden — 2.7%
Atlas Copco AB, Class A	96,189	1,535,121
Volvo AB, Class B	23,991	574,952
		2,110,073

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — 1.9%
Cie Financiere Richemont SA (Registered)	9,990	1,483,861
Taiwan — 6.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	43,140	4,873,094
United Kingdom — 11.3%
3i Group plc	50,717	1,587,693
AstraZeneca plc	11,865	1,573,024
InterContinental Hotels Group plc	17,797	1,686,321
London Stock Exchange Group plc	12,222	1,382,480
Next plc	2,298	245,326
RELX plc	39,441	1,626,913
Sage Group plc (The)	21,258	316,488
SSE plc	23,526	501,056
		8,919,301
United States — 9.5%
Cadence Design Systems, Inc. *	3,343	964,322
ExlService Holdings, Inc. *	15,752	492,723
Las Vegas Sands Corp.	21,330	1,043,464
Linde plc	3,746	1,511,895
Nestle SA (Registered)	23,475	2,674,990
Sanofi SA	7,547	755,798
		7,443,192
Total Common Stocks (Cost $67,989,242)		77,322,222
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (b) (c)(Cost $1,252,114)	1,251,173	1,252,048
Total Investments — 99.7% (Cost $69,241,356)		78,574,270
Other Assets Less Liabilities — 0.3%		214,357
NET ASSETS — 100.0%		78,788,627

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PT	Limited liability company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	12.3%
Pharmaceuticals	6.3
Banks	5.8
Professional Services	5.7
Chemicals	5.7
Capital Markets	4.8
Textiles, Apparel & Luxury Goods	4.6
Hotels, Restaurants & Leisure	4.3
Aerospace & Defense	3.9
Ground Transportation	3.7
Health Care Equipment & Supplies	3.5
Food Products	3.4
Interactive Media & Services	3.3
Consumer Staples Distribution & Retail	3.0
Software	2.7
Machinery	2.7
Broadline Retail	2.1
Electronic Equipment, Instruments & Components	2.1
Insurance	2.0
Household Durables	1.9
Specialty Retail	1.9
Construction & Engineering	1.6
Building Products	1.5
Technology Hardware, Storage & Peripherals	1.4
Diversified Telecommunication Services	1.0
IT Services	1.0
Others (each less than 1.0%)	6.2
Short-Term Investments	1.6
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
IFSC NIFTY 50 Index	18	02/29/2024	USD	784,368	2,137

Abbreviations
IFSC	International Financial Service Centre
USD	United States Dollar

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,324,359	$—	$1,324,359
Belgium	—	546,837	—	546,837
Brazil	1,216,970	—	—	1,216,970
Canada	4,677,939	—	—	4,677,939
China	1,981,609	4,370,681	—	6,352,290
Denmark	—	2,607,513	—	2,607,513

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$—	$8,964,830	$—	$8,964,830
Germany	—	1,520,572	—	1,520,572
India	502,788	—	—	502,788
Indonesia	758,172	1,399,967	—	2,158,139
Italy	650,499	154,839	—	805,338
Japan	—	12,122,924	—	12,122,924
Mexico	1,398,990	—	—	1,398,990
Netherlands	113,871	4,688,019	—	4,801,890
Singapore	—	1,065,839	—	1,065,839
South Korea	—	1,132,885	—	1,132,885
Spain	—	1,292,598	—	1,292,598
Sweden	—	2,110,073	—	2,110,073
Switzerland	—	1,483,861	—	1,483,861
Taiwan	4,873,094	—	—	4,873,094
United Kingdom	—	8,919,301	—	8,919,301
United States	2,500,509	4,942,683	—	7,443,192
Total Common Stocks	18,674,441	58,647,781	—	77,322,222
Short-Term Investments
Investment Companies	1,252,048	—	—	1,252,048
Total Investments in Securities	$19,926,489	$58,647,781	$—	$78,574,270
Appreciation in Other Financial Instruments
Futures Contracts	$2,137	$—	$—	$2,137
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (a) (b)	$—	$2,469,923	$1,217,687	$(122)	$(66)	$1,252,048	1,251,173	$3,659	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	—	916,397	916,397	—	—	—	—	2,777	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	1,033,189	6,833,671	7,866,860	—	—	—	—	14,695	—
Total	$1,033,189	$10,219,991	$10,000,944	$(122)	$(66)	$1,252,048		$21,131	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.